TRADE AND OTHER RECEIVABLES - By currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade receivables	Rp 10,667	Rp 8,634
Gross or Cost
Trade and other receivables
Trade receivables	18,173	16,202
Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	15,646	14,714
Gross or Cost | US. Dollar
Trade and other receivables
Trade receivables	2,360	1,359
Gross or Cost | Singapore Dollar
Trade and other receivables
Trade receivables	143	89
Gross or Cost | Others, Currency
Trade and other receivables
Trade receivables	24	40
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(7,506)	(7,568)	Rp (7,802)
Related parties
Trade and other receivables
Trade receivables	2,357	2,009
Related parties | Gross or Cost
Trade and other receivables
Trade receivables	3,633	3,376
Related parties | Allowance for expected credit losses
Trade and other receivables
Trade receivables	(1,276)	(1,367)
Third parties
Trade and other receivables
Trade receivables	8,310	6,625
Third parties | Gross or Cost
Trade and other receivables
Trade receivables	14,540	12,826
Third parties | Allowance for expected credit losses
Trade and other receivables
Trade receivables	Rp (6,230)	Rp (6,201)